Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities of Continuing Operations:
Net income attributable to common shareowners	$ 6,220	$ 5,721	$ 5,130
Noncontrolling interest in subsidiaries' earnings	403	388	360
Net income	6,623	6,109	5,490
Less: Net income from discontinued operations	0	35	290
Net income from continuing operations	6,623	6,074	5,200
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	1,907	1,821	1,524
Deferred income tax provision	376	242	120
Stock compensation cost	240	275	210
Change in:
Accounts receivable	7	(531)	(165)
Inventories and contracts in progress	(1,091)	(1,096)	(539)
Other current assets	(123)	74	(4)
Accounts payable and accrued liabilities	(40)	1,354	811
Global pension contributions	(517)	(108)	(430)
Other operating activities, net	(46)	(600)	(122)
Net cash flows provided by operating activities of continuing operations	7,336	7,505	6,605
Investing Activities of Continuing Operations:
Capital expenditures	(1,711)	(1,688)	(1,389)
Increase in customer financing assets	(202)	(245)	(100)
Decrease in customer financing assets	331	110	75
Investments in businesses	(402)	(151)	(16,026)
Dispositions of businesses	344	1,560	425
Increase in collaboration intangible assets	(593)	(722)	(1,543)
Other investing activities, net	(72)	(328)	(237)
Net cash flows used in investing activities of continuing operations	(2,305)	(1,464)	(18,795)
Financing Activities of Continuing Operations:
Issuance of long-term debt	99	92	10,899
Repayment of long-term debt	(305)	(2,862)	(842)
Decrease in short-term borrowings, net	(346)	(113)	(214)
Common Stock issued under employee stock plans	187	378	522
Dividends paid on Common Stock	(2,048)	(1,908)	(1,752)
Repurchase of Common Stock	(1,500)	(1,200)	0
Other financing activities, net	(346)	(327)	(592)
Net cash flows (used in) provided by financing activities of continuing operations	(4,259)	(5,940)	8,021
Discontinued Operations:
Net cash (used in) provided by operating activities	0	(628)	41
Net cash provided by investing activities	0	351	2,974
Net cash flows (used in) provided by discontinued operations	0	(277)	3,015
Effect of foreign exchange rate changes on cash and cash equivalents	(156)	(41)	30
Net increase (decrease) in cash and cash equivalents	616	(217)	(1,124)
Cash and cash equivalents, beginning of year	4,619	4,836	5,960
Cash and cash equivalents, end of year	5,235	4,619	4,836
Less: Cash and cash equivalents of businesses held for sale	0	0	17
Cash and cash equivalents of continuing operations, end of year	5,235	4,619	4,819
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,077	1,047	725
Income taxes paid, net of refunds	$ 2,024	$ 2,789	$ 1,772